Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues, expenditures and other operating data of company's operating segments

	Three Month Period Ended March 31, 2023				Three Month Period Ended March 31, 2022
Description	Precision Electronic Solutions	Power Electronics & Displays	RF Solutions	Total	Precision Electronic Solutions	Power Electronics & Displays	RF Solutions	Total
Revenue	$3,941	$2,991	$1,791	$8,723	$3,254	$2,479	$1,511	$7,244
Cost of revenue	3,210	2,112	1,238	6,560	2,316	1,594	842	4,751
Gross profit	730	879	554	2,163	939	886	669	2,493
Operating expenses	2,791	1,682	1,481	5,954	1,117	1,028	839	2,984
Other income (expense), net and income tax benefit (provision)	(560)	(587)	(187)	(1,334)	26	(15)	8	19
Loss from continuing operations before income taxes	$(1,502)	$(215)	$(740)	$(2,457)	$(203)	$(128)	$(178)	$(510)
Assets (at period end)	$19,402	$8,697	$10,652	$38,751	$17,206	$7,564	$9,781	$34,550

	Year Ended December 31, 2022				Year Ended December 31, 2021
Description	Precision Electronic Solutions	Power Electronics & Display	RF Solutions	Total	Precision Electronic Solutions	Power Electronics & Display	RF Solutions	Total
Revenue	$13,950	$10,175	$6,130	$30,255	$10,932	$7,854	$6,794	$25,580
Cost of revenue	10,632	6,651	4,497	21,780	7,419	5,361	4,451	$17,231
Gross profit	3,318	3,524	1,633	8,475	3,513	2,493	2,343	8,349
Operating expenses	6,686	4,022	3,684	14,392	4,316	3,629	3,395	11,340
Impairment of goodwill	10,459	—	—	10,459	—	—	—	—
Other (expense) income, net	(1,781)	(26)	(358)	(2,165)	(83)	23	381	321
Loss from continuing operations before income taxes	(15,608)	(524)	(2,409)	(18,541)	(886)	(1,113)	(671)	(2,670)
Assets (at period end)	20,076	8,316	10,562	38,954	16,614	7,308	9,983	33,905